Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Cash Flows [Abstract]
Net income	$ 93,544	$ 1,001,559
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization expenses	128,356	143,028
Writing off accounts receivable		323,524
Amortization of right of use assets	183,132	139,217
Recognition of share-based compensation expenses	85,703	89,502
Deferred tax benefits	(29,296)	(485,654)
Equity investment loss	61,774	43
Changes in fair value of short-term investments	234,652	(62,533)
Changes in operating assets and liabilities:
Accounts receivable	(942,164)	(303,213)
Prepayments	(813,023)	420,735
Other current assets	79,119	10,626
Accounts payable	(13,515)	64,575
Advances from customers	20,991	68,888
Income tax payable	235,956	474,650
Accrued expenses and other liabilities	(30,266)	(120,956)
Lease liabilities	(91,584)	(151,123)
Deferred government grants		1,127
Net Cash (Used in) Provided by Operating Activities	(796,621)	1,613,995
Cash Flows from Investing Activities:
Purchases of property and equipment	(25,291)	(1,874,496)
Purchases of intangible assets	(15,434)
Prepayments for a long-term investment	(617,370)
Loans to third parties	(971,712)	(1,390,000)
Repayment of loans from third parties	1,165,041
Due from affiliates	(2,233,335)
Investments in short-term investments	(996,638)	(838,747)
Proceeds from redemption of short-term investments	533,747
Net Cash Used in Investing Activities	(3,160,992)	(4,103,243)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares in connection with a shelf offering	1,850,474
Net Cash Provided by Financing Activities	1,850,474
Effect of exchange rate changes on cash and cash equivalents	(326,486)	80,693
Net decrease in cash and cash equivalents	(2,433,625)	(2,408,555)
Cash and cash equivalents at beginning of period	13,914,982	15,072,947
Cash and cash equivalents at end of period	11,481,357	12,664,392
Supplemental Cash Flow Information
Cash paid for income tax	78,034	41,112
Noncash investing activities
Right of use assets obtained in exchange for operating lease obligations	$ 1,771,361	$ 199,505